Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Lease Commitments	These commitments as at December 31, 2020, are as follows:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $
Variable lease payments	299.2	50.1	78.6	170.5
Short-term and low value lease payments	3.3	2.2	0.9	0.2
Leases not commenced but committed	24.7	0.6	4.3	19.8
Purchase obligations	85.2	51.6	33.0	0.6
	412.4	104.5	116.8	191.1